Subsequent Events	6 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

21. SUBSEQUENT EVENTS

On February 25, 2025, the Company closed the acquisition of 99% of the equity interests in Xiamen Hand in Hand Network Technology Co., Ltd, a limited liability company incorporated in China (the “Target Company”), pursuant to that certain Agreement for the Acquisition of Equity through the Issuance of Shares (the “Acquisition Agreement”) dated January 1, 2025 with Mr. Ling Yang, a shareholder of the Target Company. The Company issued 2,000,000 Class A ordinary shares, par value US$0.01 per share, of the Company with an aggregate value of $2,000,000, to Mr. Ling Yang as consideration for 99% of the equity interests in the Target Company.

On April 3, 2025, the Original WFOE, an indirect wholly owned subsidiary of the Company, entered into a series of termination agreements with the VIE and its shareholders (the “Termination Agreements”) to terminate the Original VIE Agreements. Pursuant to the Termination Agreements, the Original WFOE no longer has the power, rights, and obligations with respect to the VIE as set forth under the Original VIE Agreements, including (a) an Amended and Restated Exclusive Services Agreement, (b) an Amended and Restated Exclusive Option Agreement, (c) an Amended and Restated Share Pledge Agreement, and (d) Powers of Attorney. Furthermore, the Original WFOE releases the VIE shareholders of their equity pledges.

On April 3, 2025, Fujian Hualiu Cultural and Sports Industry Development Co., Ltd. (the “New WFOE”), an indirect wholly owned subsidiary of the Company, with the approval of the Audit Committee of the Company, entered into a series of variable interest agreements with the VIE and its shareholders (the “New VIE Agreements”), including (a) an Exclusive Services Agreement, (b) an Exclusive Option Agreement, (c) a Share Pledge Agreement, (d) Powers of Attorney, and (e) Spousal Consents. The New VIE Agreements are designed to provide the New WFOE with the power, rights, and obligations with respect to the VIE as set forth under the New VIE Agreements.

Before June 17, 2025, the Company and its subsidiaries, the VIE, and the VIE’s subsidiaries borrowed loans with total amount of RMB25,400,000 (approximately US$3,479,785) from different banks as follows:

●	RMB1.8 million from Xiamen International Bank, with an annual interest rate of 4.5% and a loan term from February 27, 2025 to February 27, 2026, which is guaranteed by the CEO and his spouse;

●	RMB4.5 million from Xiamen Rural Commercial Bank, with an annual interest rate of 3.6% and a loan term from May 23, 2025 to May 16, 2026, for which two pieces of property of Yi Caishen were pledged, and which is further guaranteed by the CEO, his spouse, and Yi Caishen;

●	RMB5 million from Xiamen Bank, with an annual interest rate of 3.1% and a loan term from June 12, 2025 to June 6, 2026, which is guaranteed by the CEO;

●	RMB4.5 million from Bank of China, with an annual interest rate of 4.0% and a loan term from January 7, 2025 to January 2, 2028, for which a piece of property of Guangzhou Shuzhi was pledged, and which is further guaranteed by the CEO and Pop Culture;

●	RMB6.6 million from Bank of China, with an annual interest rate of 3.9% and a loan term from May 23, 2025 to May 20, 2028, for which a piece of property of Guangzhou Shuzhi was pledged, and which is further guaranteed by the CEO and Pop Culture;

●	RMB3 million from Xiamen International Bank, with an annual interest rate of 1.4% plus LPR and a loan term from March 19, 2025 to March 10, 2028, for which two pieces of property of the Company and Yi Caishen’s equity interests were pledged, and which is further guaranteed by the CEO, his spouse, and Pop Culture.

The Company leased two offices with areas of 580 and 200 square meters, and corresponding monthly rental of RMB16,095 and RMB5,550. Both leases have a term of one year.

The Company has evaluated subsequent events through the date the financial statements were available to be issued. Other than the above events, no other matters were identified affecting the accompanying financial statements or related disclosures.